POSTRETIREMENT BENEFITS - PENSIONS (Projected Benefit Obligations in Excess of Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	Aug. 31, 2013	Aug. 31, 2012
Total [Member]
Defined Benefit Plan Disclosure [Line Items]
PBO	$ 2,284	$ 2,386
Fair Value of Plan Assets with PBOs in Excess of Plan Assets	2,125	2,086
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
PBO	2,049	2,179
Fair Value of Plan Assets with PBOs in Excess of Plan Assets	1,977	1,945
Outside the U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
PBO	235	207
Fair Value of Plan Assets with PBOs in Excess of Plan Assets	$ 148	$ 141